Shareholders’ Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10 - SHAREHOLDERS’ EQUITY

A.	The rights of Ordinary Shares are as follows:

The Ordinary Shares confer upon the holders the right to receive notice to participate and vote in general meetings of shareholders of the Company, the right to receive dividends, if declared, and the right to participate in a distribution of the surplus of assets upon liquidation of the Company.

B.	Issuance of shares, warrants and options

1.	Private placements

(a)	During 2016, the Company raised $6,835 (gross) through private placements of its Ordinary Shares. The Company issued a total of 15,050,032 Ordinary Shares (NIS 1.75 per share, approximately $0.45 per share), and a total of 12,022,835 Series A warrants, 13,565,691 Series B warrants and 3,178,557 Series E warrants at an exercise price of NIS 3 per share (approximately $0.93 per share), NIS 4 (approximately $1.24 per share), NIS 3 (approximately $0.93 per share), respectively, to purchase 1 Ordinary Share, respectively. After deducting closing costs and fees, the Company received net proceeds of approximately $6,245.

During 2019, the Series A warrants were exercised in full. On June 30, 2020, the outstanding balance of Series B warrants and Series E warrants, consisting of an aggregate of 11,781,552 and 2,687,197, respectively, fully expired.

(b)	During 2017, the Company raised $11,645 (gross) through private placements of its Ordinary Shares. The Company issued a total of 21,027,690 Ordinary Shares (average of NIS 2.01 per share, approximately average of $0.55 per share), and a total of 19,520,514 Series F warrants and 1,051,665 Series G warrants at an exercise price of $0.80 and $0.95, respectively, to purchase 1 Ordinary Share for every share purchased in the private placement agreements. After deducting closing costs and fees, the Company received net proceeds of approximately $10,745.

During 2018, the outstanding balance of Series G warrants, consisting of an aggregate of 1,001,665, fully expired. On June 30, 2020, the outstanding balance of Series F warrants, consisting of an aggregate of 18,917,985, fully expired.

(c)	On June 21, 2018 and June 25, 2018, the Company raised $12,351 in gross proceeds through a private placement of its Ordinary Shares with several leading Israeli institutional investors and several private investors. The Company issued a total of 21,963,411 Ordinary Shares, (NIS 2.05 per share, approximately $0.56 per share). In addition, the Company issued Series F-1 warrants to purchase 22,067,679 Ordinary Shares at an exercise price of $0.80 per share, exercisable until the 24-month anniversary of the date of issuance.

After deducting closing costs and fees, the Company received net proceeds of approximately $11,208. 22,067,679 Series F-1 warrants expired on June 30, 2020.

(d)	On January 27, 2019, the Company entered into a development agreement for manufacturing and engineering consulting services, and an investment agreement with RH Electronics Ltd. (“RH”). Pursuant to the agreement, RH purchased 1,233,333 Ordinary Shares for a total consideration of $1,000 at a price per share of NIS 3 (approximately $1.23 per share).

(e)	On May 10, 2020, the Company raised $350 (gross) through a private placement of its Ordinary Shares. The Company issued a total of 700,000 ADSs (3,500,000 Ordinary Shares) at $0.50 per ADS. After deducting closing costs and fees, the Company received net proceeds of approximately $321, net of issuance expenses.

2.	Public Offering and Registered direct offering

On March 19, 2019, the Company raised $6,150 (gross) through a public offering of its ADSs. The Company issued a total of 4,100,000 ADSs (20,500,000 Ordinary Shares) at $1.50 per ADS. After deducting closing costs and fees, the Company received net proceeds of approximately $5,521, net of issuance expenses.

On April 30, 2020, the Company raised $2,650 (gross) through a registered direct offering of its ADSs. The Company issued a total of 5,300,000 ADSs (26,500,000 Ordinary Shares) at $0.50 per ADS. After deducting closing costs and fees, the Company received net proceeds of approximately $2,294, net of issuance expenses.

On May 19, 2020, the Company raised $5,000 (gross) through a registered direct offering of its ADSs. The Company issued a total of 8,333,334 ADSs (41,666,670 Ordinary Shares) at $0.60 per ADS. After deducting closing costs and fees, the Company received net proceeds of approximately $4,498, net of issuance expenses.

On June 9, 2020, the Company raised $6,400 (gross) through a registered direct offering of its ADSs. The Company issued a total of 6,400,000 ADSs (32,000,000 Ordinary Shares) at $1.00 per ADS. After deducting closing costs and fees, the Company received net proceeds of approximately $5,816, net of issuance expenses.

On October 2, 2020, the Company entered into a sales agreement pursuant to which the Company raised $8,085 (gross). From October through December 2020, The Company issued a total of 4,371,131 ADSs (21,855,655 Ordinary Shares) at a weighted average price of $1.85 per ADS. After deducting closing costs and fees, the Company received net proceeds of approximately $7,752, net of issuance expenses.

On December 30, 2020, the Company raised $26,000 (gross) through a registered direct offering of its ADSs. The Company issued a total of 6,265,063 ADSs (31,325,315 Ordinary Shares) at $4.15 per ADS. After deducting closing costs and fees, the Company received net proceeds of approximately $24,026, net of issuance expenses.

3.	Shares and warrants to service providers:

(a)	Shares granted to service providers:

On February 14, 2018, the Company granted 25,000 Ordinary Shares to a service provider. The Company recorded in its 2018 statement of comprehensive loss an expense of $19 in respect of such grant, included in general and administrative expenses.

On July 2, 2019, the Company granted 130,342 Ordinary Shares to a service provider. The Company recorded in its 2019 statement of comprehensive loss an expense of $50 in respect of such grant, included in general and administrative expenses.

During 2020, the Company granted 575,000 Ordinary Shares to several service providers. The Company recorded in its 2020 statement of comprehensive loss an expense of $124 in respect of such grant included in general and administrative expenses.

(b)	Warrants and Options granted to service providers:

The fair value for the warrants granted to service providers was estimated on the measurement date determined using a Black-Scholes option pricing model, with the following weighted-average assumptions: weighted average volatility of 95.7%, risk free interest rates of 0.51%, dividend yields of 0% and a weighted average life of the options of one – 2.6 years.

(1)	On March 25, 2018, the Company granted options to service provider to purchase a total of 500,000 Ordinary Shares at an exercise price of NIS 3 (approximately $0.86 per share at the grant date). The options vested equally over a period of 4 quarters ending January 1, 2019. The Company recorded in its 2018 statement of comprehensive loss an expense of $78 in respect of such grant, included in general and administrative expenses.

(2)	On April 23, 2018, the Company granted options to service provider to purchase a total of 100,000 Ordinary Shares at an exercise price of NIS 3.78 (approximately $1.06 per share at the grant date). The options vested as to one third of the options after one year and balance of the remaining options vest equally over eight quarters until fully vested on March 31, 2021. On March 20, 2019, the Company approved a modification of the outstanding options from an exercise price of NIS 3.78 to an exercise price of NIS 1.95 per share (approximately $0.56 per share).

(3)	On June 21 and June 25, 2018, the Company granted to an intermediator in its private placement 104,268 Series F-1 warrants to purchase 104,268 Ordinary Shares at an exercise price of USD $0.80. These options expire 24 months after their grant date and were fully vested as of their grant date. In respect of the portion of such grant allocated to the instruments issued in the private placement, the related compensation costs were recorded in equity with no impact on the statement of comprehensive loss. On June 30, 2020 the outstanding balance of Series F-1 warrants in a total of 104,268 fully expired

(4)	On July 17, 2019, the Company granted options to service provider to purchase a total of 25,000 Ordinary Shares at an exercise price of NIS 1.95 per share (approximately $0.56 per share at the grant date). The options vest equally over eight quarters until fully vested on March 31, 2021.

(5)	On September 23, 2019, the Company approved a modification of the exercise price of options held by Magna’s employees, previously granted on August 27, 2017, from NIS 3.57 per share to an exercise price of NIS 1.95 (approximately $0.56) per share.

On July 16, 2020, the Company extended the exercise period of the outstanding options granted to Magna’s employees for one additional year. As a result, the Company recorded in its 2020 and 2019 statement of comprehensive loss an expense of $16 and $37, respectively.

(6)	On July 16, 2020, the Company granted to Magna’s employees additional options to purchase a total of 950,000 Ordinary Shares at an exercise price of NIS 0.787 (approximately $0.23 per share at the grant date) for one third of the options, an exercise price of NIS 1.06 (approximately $0.31 per share at the grant date) for the second third of the options and an exercise price of NIS 1.33 (approximately $0.38 per share at the grant date) for the last third of the options. The options vest over 12 quarters until fully vested on December 31, 2022. The Company recorded in its 2020 statement of comprehensive loss an expense of $51 in respect of such grant, included in research and development expenses.

(7)	On November 12, 2020, the Company granted options to service provider to purchase a total of 100,000 Ordinary Shares at an exercise price of NIS 1.33 (approximately $0.39 per share at the grant date). The options vest equally over eight quarters until fully vested on October 1, 2022.

4.	Shares and options to employees

(a)	Incentive Plan

In November 2015, the Board of Directors of the Company authorized a share option plan (“2016 Equity Incentive Plan”). The 2016 Equity Incentive Plan provides for the grant of share options to service provider, employees and office holders of the Company. Awards may be granted under the 2016 Equity Incentive Plan until November 2025, when the 2016 Equity Incentive Plan expires.

According to the 2016 Equity Incentive Plan, the aggregate number of Ordinary Shares that may be granted pursuant to awards will not exceed 15% of the Company’s capital on a fully diluted basis.

(b)	The fair value of options granted was estimated using the Black-Scholes option pricing model, and based on the following assumptions:

	As of December 31,
	2020	2019

Exercise price	$0.31-$0.54	$0.55
Expected volatility	76%-97%	66%-78%
Risk-free interest	0.08%-0.31%	0.29%-0.79%
Expected life of up to (years)	1.66-4.24	2.25-3.28

The following table summarizes the option activity for the year ended December 31, 2020 for options granted to employees, officers and directors:

	As of December 31,
	2020			2019
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)
Outstanding at beginning of period (a)	12,848,788	$0.63		11,544,622	$0.76
Granted (b)	13,578,000	$0.32		3,775,000	$0.55
Exercised	(769,205)	$0.30		(1,200,000)	$0.08
Forfeited	(1,580,833)	$1.32		(1,270,834)	$0.78

Outstanding at the end of period	24,076,750	$0.47	1.61	12,848,788	$0.63	1.16
Exercisable at the end of period	12,642,667		0.87	8,200,872		0.59

As of December 31, 2020, there was $1,723 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. This cost is expected to be recognized over a weighted-average period of 2.21 years.

(c)	Options Granted during 2018 and 2019

On June 18, 2018, the Company granted options to purchase 100,000 Ordinary Shares to its chairman of the Board of Directors at an exercise price of NIS 3.78 (approximately $1.06 per share at the grant date). One third of the options vested after one year and the balance of the remaining options vest over eight quarters until fully vested on March 31, 2021.

During 2018, the Company granted options to purchase 2,640,000 Ordinary Shares to its employees at an average exercise price of NIS 3.78 (approximately $1.06 per share at the grant date). One third of the options vested after one year and the balance of the remaining options vest over eight quarters until fully vested.

On March 20, 2019, in accordance with the terms of the Company’s 2016 Equity Incentive Plan, the Company’s Board of Directors approved a modification of outstanding options held by officers and employees that had an exercise price of NIS 3.78 per share (approximately $1.05 per share at the grant date) and reduced the exercise price to NIS 1.95 per share (approximately $0.54 per share at the grant date). This resolution was effective from May 6, 2019, after receiving approval from the Israeli Tax Authorities. The Company calculated the fair value of such options immediately before and after the modification. The Company immediately recognized the additional fair value attributable to vested options, approximately $27, as stock compensation expenses. The additional fair value resulting from the modification, approximately $54, is being expensed over the remaining vesting period of the modified options.

During 2019, the Company granted options to purchase 2,575,000 Ordinary Shares to its employees at an exercise price of NIS 1.95 (approximately $0.54 per share at the grant date). One third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested.

On September 23, 2019, the Company granted to four members of its Board of Directors options to purchase an aggregate of 300,000 Ordinary Shares, each, at an exercise price of NIS 1.95 (approximately $0.56 per share at the grant date). The options vest over 12 quarters until fully vested on July 31, 2022.

(d)	Options Granted during 2020

On March 12, 2020 and on July 16, 2020, the Company extended the exercise period of 3,194,205 and of 2,150,000 outstanding options granted during 2017 to employees and to the Chief Executive Officer and to the Vice President of Human Resources, respectively, for one additional year. As a result, the Company recorded in its 2020 statement of comprehensive loss a total expense of $33.

On June 9, 2020, the Company granted to three of its senior officers options to purchase an aggregate of 3,650,000 Ordinary Shares, at an exercise price of NIS 0.787 (approximately $0.23 per share at the grant date) for one third of the options, an exercise price of NIS 1.06 (approximately $0.31 per share at the grant date) for the second third of the options and an exercise price of NIS 1.33 (approximately $0.38 per share at the grant date) for the last third of the options. The options vest over 12 quarters until fully vested on March 31, 2023. The Company recorded in its 2020 statement of comprehensive loss an expense of $108, in respect of such grant.

On July 16, 2020, the Company’s shareholders approved, among others, a grant of options to two members of the Company’s Board of Directors, to the Company’s Chief Executive Officer and to the Vice President of Human Resources to purchase 300,000 each, 4,113,000, and 700,000, respectively, of the Company’s Ordinary Shares at an exercise price of NIS 0.787 (approximately $0.23 per share at the grant date) for one third of the options, an exercise price of NIS 1.06 (approximately $0.31 per share at the grant date) for the second third of the options and an exercise price of NIS 1.33 (approximately $0.38 per share at the grant date) for the last third of the options. The options vest over 12 quarters until fully vested on December 31, 2022. The Company recorded in its 2020 statement of comprehensive loss an expense of $292, in respect of such grants, included in general and administrative expenses.

On August 19, 2020, the Company granted to its Vice President of Operations options to purchase an aggregate of 700,000 Ordinary Shares, at an exercise price of NIS 0.986 (approximately $0.29 per share at the grant date) for one third of the options, an exercise price of NIS 1.06 (approximately $0.31 per share at the grant date) for the second third of the options and an exercise price of NIS 1.33 (approximately $0.38 per share at the grant date) for the last third of the options. The options vest over 12 quarters until fully vested on June 30, 2023. The Company recorded in its 2020 statement of comprehensive loss an expense of $11, in respect of such grant, included in research and development expenses.

During 2020, the Company granted options to purchase 1,000,000 Ordinary Shares to its employees at an exercise price ranging between NIS 0.787 to NIS 1.95 (an average of approximately $0.46 per share at the grant date). One third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested.

In addition, the Company granted options to purchase 2,815,000 Ordinary Shares to its employees at an exercise price ranging between NIS 0.787 to NIS 1.95 (an average of approximately $0.36 per share at the grant date). The options vest over 12 quarters until fully vested.

(e)	Options Granted to Eye-net’s employees

On August 19, 2020, the Company’s subsidiary, Eye-net, granted options to purchase 8,700 Ordinary Shares of Eye-net to its employees at an exercise price of $100 per share. The options vest over 12 quarters until fully vested on June 30, 2023. The Company recorded in its 2020 statement of comprehensive loss an expense of $74, in respect of such grant.

5.	Share Based Compensation Expense:

The total share-based compensation expense, related to Ordinary Shares, options granted to employees, directors and service providers was comprised, at each period, as follows:

	Year ended
	December 31,
	2020	2019	2018
	USD in thousands

Research and development	469	568	621
Marketing and sales	62	214	196
General and administrative	631	856	1,223
	1,162	1,638	2,040
Less: Share-based compensation expense attributable to non-controlling interests	74	--	--
Share-based compensation expense attributable to Foresight Autonomous Holdings Ltd.	1,088	1,638	2,040